SIGNIFICANT TRANSACTIONS - Schedule of Detailed Information About Business Combination (Details) - USD ($) $ in Millions	Feb. 26, 2026	Feb. 10, 2026	Feb. 09, 2026
Tabletki Group
Non-current assets
Intangible assets		$ 77
Current assets
Cash and cash equivalents		2
Other current assets		1
Non-current liabilities
Fair value of identifiable net assets		80
Goodwill resulting from acquisition		80
Purchase consideration		$ 160
LLC ISP Shtorm
Non-current assets
Intangible assets	$ 3
Property, plant & equipment	2
Non-current liabilities
Deferred tax liability	(1)
Fair value of identifiable net assets	4
Goodwill resulting from acquisition	6
Purchase consideration	$ 10		$ 10